Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets:
Plan assets at fair value at beginning of year	$ 473
Foreign currency translation adjustments		$ (1)
Plan assets at fair value at end of year	477	473
Net amount recognized in the balance sheet consisted of the following:
Non-current assets		8
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	816	863
Service cost	27	28	$ 27
Interest cost	25	25	28
Employee contributions	7	5
Benefits paid	(27)	(27)
Effect of curtailment	(6)	(3)
Effect of settlement	(10)	(10)
Actuarial (gain) loss	36	(21)
Plan amendment		(2)
Foreign currency translation adjustment	(43)	(42)
Benefit obligation at end of year	825	816	863
Change in plan assets:
Plan assets at fair value at beginning of year	473	480
Actual return on plan assets	31	(3)
Employer contributions	27	28
Employee contributions	7	5
Benefits paid	(18)	(17)
Effect of settlement	(10)	(10)
Foreign currency translation adjustments	(33)	(10)
Plan assets at fair value at end of year	477	473	480
Funded status	(348)	(343)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets		8
Current liabilities	(9)	(8)
Long-term liabilities	(339)	(343)
Net amount recognized	(348)	(343)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	54	65
Service cost	3	5	7
Interest cost	2	2	2
Benefits paid	(5)	(11)
Effect of curtailment	(1)	(1)
Foreign currency translation adjustment	(1)	(6)
Benefit obligation at end of year	52	54	$ 65
Change in plan assets:
Funded status	(52)	(54)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(3)	(3)
Long-term liabilities	(49)	(51)
Net amount recognized	$ (52)	$ (54)